Details of Significant Accounts - Transactions with Non-controlling Interest - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Transactions With Non Controlling Interest [Line Items]
Non-controlling interests		$ 425,405,000	$ 15,150	$ 0
TLC Holding Corp.
Transactions With Non Controlling Interest [Line Items]
Ownership (%)	100.00%	100.00%
InspirMed Inc.
Transactions With Non Controlling Interest [Line Items]
Ownership (%)	100.00%	51.00%
Ownership (%)		49.00%
Increased non-controlling interest		$ 427,197,000	$ 15,214